General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Disclosure of general and administrative expenses
Employee benefit expenses (excluding crew) consist of:

	For the year ended December 31,
In thousands of U.S. dollars	2022	2021	2020
Short term employee benefits	$46,678	$10,841	$18,099
Share based compensation (see Note 14)	20,397	22,931	28,506
	$67,075	$33,772	$46,605